Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Apr. 27, 2020	Apr. 23, 2020	Mar. 05, 2020	Feb. 26, 2020	Feb. 12, 2020	Dec. 31, 2019	Oct. 18, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.44%	2.44%	3.00%	3.05%	3.12%		3.20%
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party							¥ 4,720
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.23%						3.70%
Short-term borrowings [member] | Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party							¥ 800